Deferred compensation plans - Activity Relating to NIUs (Detail) (NIUs [Member], USD $)	12 Months Ended
	Mar. 31, 2013
NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Outstanding (number of shares), Beginning	36,871,138
Outstanding (number of shares), Granted	46,783,794
Outstanding (number of units), Vested	(29,201,184)
Outstanding (number of shares), Forfeited	(4,692,807)
Outstanding (number of shares), Ending	49,760,941
Index price, Beginning	$ 3,320	[1]
Index price, Granted	2,982	[1],[2]
Index price, Vested	3,398	[1],[3]
Index price, Forfeited
Index price, Ending	$ 3,674	[1],[4]

[1]	The price of each unit is determined using 1/1000th of the index price.
[2]	Weighted-average index price used to determine number of awards granted.
[3]	Weighted-average index price used to determine the final cash settlement amount of the awards.
[4]	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2013.